Note 2 - Interest and Other Income from Continuing Operations	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of interest income [text block]

2. INTEREST AND OTHER INCOME FROM CONTINUING OPERATIONS

	Years Ended June 30,
	2026	2025	2024

Interest income
Interest income	1,716,656	446,291	268,419
Total interest income	1,716,656	446,291	268,419

Other income
R&D Tax Incentive (1)	3,610,016	5,438,918	4,019,285
Miscellaneous income (2)	-	2,202,598	-
Total other income	3,610,016	7,641,516	4,019,285

Total interest and other income from continuing operations	5,326,672	8,087,807	4,287,704

(1)

A 43.5% R&D Tax incentive refundable tax offset is available to eligible small companies with an annual aggregate turnover of less than $20 million. For the years ended June 30, 2026,  June 30, 2025 and June 30, 2024, the Group was eligible to receive the refundable tax offset. Management, with input from an independent specialist, has applied judgement when assessing activities and expenditures that are likely to be eligible under the incentive scheme and therefore recorded $3,610,016, $5,438,918 and $4,019,285 in other income, respectively.

(2)

Miscellaneous income for the year ended  June 30, 2025 is comprised of other income of $1,975,056 in relation to settlement of a dispute with Catalent, and other income of $227,542 in relation to settlement of an insurance claim associated with a U.S. employment case.